CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income	$ 612,335	$ 505,304	$ 153,185
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	585,950	569,513	314,987
Impairment of long lived assets	8,686	28,767	20,037
Reduction in carrying value of operating right-of-use assets	41,546	45,215	45,339
Loss on equity method investments	383	3,136	2,161
Acquisition-related gain	(6,160)	0	0
Charge on cash flow hedge	2,407	0	0
Amortization of financing costs and debt discount	16,402	17,749	12,890
Stock compensation expense	55,667	70,523	133,844
Loss on extinguishment of debt	0	0	14,434
Loss on issuance of debt	0	0	59,460
Deferred tax benefit	(85,403)	(124,985)	(60,616)
Unrealized foreign exchange movements	19,706	(13,009)	(6,054)
Other non-cash items	24,332	11,324	4,480
Changes in operating assets and liabilities:
Accounts receivable	(83,296)	(420,695)	113,513
Unbilled revenue	4,716	(332,592)	(17,656)
Unearned revenue	134,566	192,944	(69,121)
Other net assets	(170,810)	10,121	108,259
Net cash provided by operating activities	1,161,027	563,315	829,142
Cash flows from investing activities:
Purchase of property, plant and equipment	(140,692)	(142,160)	(93,750)
Purchase of subsidiary undertakings (net of cash acquired)	(71,766)	0	(5,914,475)
Investment in equity method investments	0	0	(2,450)
Loan to equity method investment	0	0	(10,000)
Sale of available for sale investments	2,616	481	497
Purchase of available for sale investments	(2,857)	(482)	(480)
Proceeds from investments in equity - long term	0	1,906	500
Purchase of investments in equity - long term	(13,954)	(5,612)	(4,077)
Net cash used in investing activities	(226,653)	(145,867)	(6,024,235)
Cash flows from financing activities:
Financing costs	0	0	(30,328)
Drawdown of credit lines and facilities	370,000	75,000	5,905,100
Repayment of credit lines and facilities	(1,265,000)	(875,000)	(877,780)
Proceeds from the exercise of equity compensation	50,973	35,844	118,589
Share issue costs	(16)	(17)	(853)
Repurchase of ordinary shares	0	(99,983)	0
Share repurchase costs	0	(17)	0
Net cash (used in)/provided by financing activities	(844,043)	(864,173)	5,114,728
Effect of exchange rate movements on cash	(997)	(16,720)	(7,727)
Net increase/(decrease) in cash and cash equivalents	89,334	(463,445)	(88,092)
Cash and cash equivalents at beginning of year	288,768	752,213	840,305
Cash and cash equivalents at end of year	$ 378,102	$ 288,768	$ 752,213